Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Current Assets
Cash and cash equivalents	$ 832,423	$ 414,257	$ 160,208
Accounts receivable, net	104,502	160,101	127,653
Inventory	364,610	206,974	15,787
Prepaid expenses	157,163	52,643	5,588
Total Current Assets	1,458,698	833,975	309,236
Other Assets
Goodwill	5,180,141	5,180,141	5,155,141
Intangible assets, net	1,479,131	1,635,227	2,141,374
Deferred brokerage fees	75,135	79,943	149,223
Property and equipment, net	518,103	574,308	232,733
Right of use asset, operating leases, net	1,606,884	1,533,010	490,984
Security deposits	40,307	40,307	14,885
Due from franchisees’	7,640	23,007
Deferred equity financing costs	427,699	307,494	98,198
Total Other Assets	9,335,040	9,373,437	8,282,538
TOTAL ASSETS	10,793,738	10,207,412	8,591,774
Current Liabilities
Accounts payable	167,380	438,466	126,716
Accrued expenses	839,361	1,166,433	1,381,342
Current portion of convertible notes payable, net	1,121,334	2,211,097	1,127,320
Notes payable	41,735	82,235	40,500
Note payable - related party			64,728
Operating lease obligation, current	332,519	307,013	151,867
Current portion of deferred revenues	30,034	30,034	3,795
Stock payable			75,000
Total Current Liabilities	2,532,363	4,235,278	2,971,268
Operating lease obligation, net of current portion	1,262,098	1,199,748	339,116
Deferred revenues, less current portion	169,913	182,342	365,718
Non current portion of convertible notes payable, net	620,007
Secured notes payable, net	264,773
Total Non Current Liabilities		1,382,090
Total Liabilities	4,849,154	5,617,368	3,676,102
Commitments and Contingencies – Note 7
Stockholders’ Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 36,000,000 shares authorized; 1,616,022 and 1,427,124 shares issued and outstanding as of November 30, 2021, and May 31, 2021, respectively	159	142	100
Common Stock Issuable	50,625
Additional paid-in capital	24,444,130	16,708,762	11,132,103
Accumulated deficit	(18,632,103)	(12,291,899)	(6,195,044)
Total Simplicity Esports and Gaming Company Stockholders’ Equity	5,862,811	4,417,005	4,937,159
Non-Controlling Interest	81,773	173,039	(21,487)
Total Stockholders’ Equity	5,944,584	4,590,044	4,915,672
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 10,793,738	$ 10,207,412	$ 8,591,774